Financial Assets and Liabilities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2019	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets and liabilities [line items]
Derivative financial assets	$ 0
Finance lease liabilities	47,600,000
Cash and cash equivalents	$ 340,522,000	[1]	$ 451,501,000	[1]	$ 451,501,000	$ 256,380,000	$ 254,568,000
US Dollar [member] | Cash Cash and Cash Equivalents and Current Assets [member]
Disclosure of financial assets and liabilities [line items]
Currency denominated percentage	63.00%		66.00%

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.